Employee Benefits (Details) - Schedule of employee benefits - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Employee Benefits (Details) - Schedule of employee benefits [Line Items]
Long service leave current	$ 618,471	$ 383,236
Long term service leave current [Member]
Employee Benefits (Details) - Schedule of employee benefits [Line Items]
Long service leave current	36,746
Employee benefits [Member]
Employee Benefits (Details) - Schedule of employee benefits [Line Items]
Long service leave current	581,725	383,236
Long service leave non-current [Member]
Employee Benefits (Details) - Schedule of employee benefits [Line Items]
Long service leave non-current	$ 130,574	$ 62,861